Balance Sheets (Altruis Benefit Consultants, Inc.) (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Investments, carrying cost
Common stock, par value	$ 0.001
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	265,699,106
Common stock, shares outstanding	265,699,106
Altruis Benefit Consultants Inc [Member]
Investments, carrying cost	$ 0	$ 296,538
Common stock, par value
Common stock, shares authorized	60,000	60,000
Common stock, shares issued	200	200
Common stock, shares outstanding	200	200